COVER	Sep. 23, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	Equitable Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38469
Entity Tax Identification Number	90-0226248
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	554-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001333986
Amendment Flag	false
Common Stock | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	EQH
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series A | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series A
Trading Symbol	EQH PR A
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C
Trading Symbol	EQH PR C
Security Exchange Name	NYSE